SCHEDULE OF IMPAIRMENT ASSESSMENT (Details) - Subsidiaries [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Production Line [Member]
Cost/Liability	$ 9,568
Impairment charge	(9,568)
Fair value
Equipment [Member]
Cost/Liability	7,812
Impairment charge	(4,095)
Fair value	3,717
Liability for LTS's facility upgrading costs [Member]
Cost/Liability	(2,244)
Impairment charge
Fair value	(2,244)
AP-CD/LD Assets, net [Member]
Cost/Liability	15,136
Impairment charge	(13,663)
Fair value	$ 1,473